Note 7 - Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses	$ 767	$ 720
Payment in advance	264	300
Interest receivable	131	44
Other receivable	77	163
VAT refunds receivable	10	85
Prepayment to foundry vendors		920
Other	46	44
Total	$ 1,295	$ 2,276